Short-term Investments - Summary of Short Term Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Marketable Securities [Line Items]
Trading debt investments	¥ 5,187	$ 795	¥ 7,674
Available-for-sale debt investments	44,084	6,756
Total Short-term investments	49,271	$ 7,551	7,674
Cost Or Amortized Cost
Marketable Securities [Line Items]
Trading debt investments	4,883		7,674
Available-for-sale debt investments	42,355
Total Short-term investments	47,238		¥ 7,674
Gross Unrealized Holding Gains
Marketable Securities [Line Items]
Trading debt investments	304
Total Short-term investments	304
Gross Unrealized Gains
Marketable Securities [Line Items]
Available-for-sale debt investments	1,729
Total Short-term investments	¥ 1,729